Revenue - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue [Abstract]
Storage rental income	$ 71,181,859	$ 102,045,523
Ancillary services	2,925,224	1,623,019
Reimbursable port charges (Note 7)	2,365,257	2,027,106
Total revenue	$ 76,472,340	$ 105,695,648